                                   New York Life Insurance Company
                                   1 Rockwood Road
                                   Sleepy Hollow, NY 10591
                                   Bus: 914-846-3625
                                   Fax: 914-846-4673
                                   E-Mail: judy_r_bartlett@newyorklife.com
                                   www.newyorklife.com

                                   Judy R. Bartlett
                                   Assistant General Counsel


VIA EDGAR

December 28, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Annuity Separate Account - III
     File Nos. 033-87382 and 811-08904

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplement that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on December 23, 2005 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on December 23, 2005.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3625.


Very truly yours,


/s/ Judy R. Bartlett
Judy R. Bartlett
Assistant General Counsel